UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.9%

Security	Principal Amount (000’s omitted)	Value
Education — 16.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,504,465
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	446,291
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	178,893
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	82,261
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	425,699
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	995,278
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	139,563
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,337,556
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	368,824
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	237,313
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	161,302
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	474,328
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	494,521
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	521,064
University of California, 5.25%, 5/15/39	835	941,145
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	190,009

		$8,498,512

Electric Utilities — 6.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$827,785
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	487,620
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	143,291
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,148,060
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	746,199

		$3,352,955

General Obligations — 24.2%
California, 5.00%, 10/1/31	$565	$649,281
California, 5.50%, 11/1/35	1,300	1,542,190
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,058,440
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,571,382
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	815,069
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	517,849
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	463,382
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	806,005
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,372,293
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,267,391
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,175,890

		$12,239,172

Hospital — 13.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,545,586
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	369,575
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	521,104
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	847,087
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	667,656

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$280	$308,683
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,124,840
Washington Township Health Care District, 5.00%, 7/1/32	555	574,503
Washington Township Health Care District, 5.25%, 7/1/29	750	751,928

		$6,710,962

Insured-Education — 6.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$325	$330,886
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	780	793,455
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,189,940

		$3,314,281

Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$968,605
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,112,870

		$2,081,475

Insured-Escrowed/Prerefunded — 22.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/32	$95	$96,917
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/35	220	224,440
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,439,501
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	657,163
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,289,414
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,890,805
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	108,357
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	1,600	1,733,712
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	489,978
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,132,737
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,318,835

		$11,381,859

Insured-General Obligations — 24.6%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$793,397
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,351,962
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	755,455
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,621,455
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,302,207
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	587,035
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,396,887
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,651,776

		$12,460,174

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.2%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,282,613
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,859,427

		$3,142,040

Insured-Lease Revenue/Certificates of Participation — 3.8%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,916,198

		$1,916,198

Insured-Special Tax Revenue — 3.8%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,551,870
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	350,050

		$1,901,920

Insured-Transportation — 4.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,151,776
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	344,718

		$2,496,494

Insured-Water and Sewer — 2.2%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$492,201
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	620,449

		$1,112,650

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$533,112

		$533,112

Special Tax Revenue — 7.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,638,657
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,485,133
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	576,590

		$3,700,380

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,365,370
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	617,328
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,198,330
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,472,950
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	690,918
San Jose, Airport Revenue, 5.00%, 3/1/20	500	574,130

		$5,919,026

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,161,678

		$1,161,678

Total Tax-Exempt Investments — 161.9% (identified cost $75,111,177)		$81,922,888

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.8)%		$(25,700,617)

Other Assets, Less Liabilities — (11.1)%		$(5,628,836)

Net Assets Applicable to Common Shares — 100.0%		$50,593,435

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 48.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $403,330.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	15 U.S. 10-Year Treasury Note	Short	$(1,909,196)	$(1,892,578)	$16,618
9/15	15 U.S. Long Treasury Bond	Short	(2,320,402)	(2,262,656)	57,746

					$74,364

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $74,364.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,519,015

Gross unrealized appreciation	$7,237,735
Gross unrealized depreciation	(248,862)

Net unrealized appreciation	$6,988,873

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,922,888	$—	$81,922,888
Total Investments	$—	$81,922,888	$—	$81,922,888
Futures Contracts	$74,364	$—	$—	$74,364
Total	$74,364	$81,922,888	$—	$81,997,252

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015